GOODWILL (Tables)	12 Months Ended
Dec. 31, 2013
GOODWILL
Changes in the carrying amount of goodwill

	2012	2013
	RMB	RMB

Balance at beginning of year	798,601,767	822,585,341
Acquisition of a B2B hotel reservation company	—	72,406,431
Acquisition of a wholesaler operated hotel reservation and air ticketing services	—	43,993,740
Acquisition (Disposal) of others	23,983,574	33,545,672
Balance at end of period	822,585,341	972,531,184